Regulatory Capital	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Regulatory Capital

NOTE 21:  REGULATORY CAPITAL

The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.

During the three months ended January 31, 2020, the Bank complied with the OSFI Basel III guidelines related to capital ratios and the leverage ratio. Effective January 1, 2016, OSFI's target CET1, Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks (D-SIBs) includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. On November 22, 2019, the Bank was designated a global systemically important bank (G-SIB). The OSFI target includes the greater of the D-SIB or G-SIB surcharge, both of which are currently 1%. In addition, on June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public Domestic Stability Buffer which is held by D-SIBs against Pillar 2 risks. The current buffer is set at 2% of total risk-weighted assets (RWA) and must be met with CET1 Capital, effectively raising the CET1 target to 10%.

The following table summarizes the Bank's regulatory capital positions as at January 31, 2020 and October 31, 2019.

Regulatory Capital Position

(millions of Canadian dollars, except as noted)	As at
	January 31 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$55,689	$55,042
Tier 1 Capital	62,329	61,683
Total Capital	74,773	74,122
Risk-weighted assets used in the calculation of capital ratios	476,012	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	11.7%	12.1%
Tier 1 Capital ratio	13.1	13.5
Total Capital ratio	15.7	16.3
Leverage ratio	4.0	4.0